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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment: |X|; Amendment Number: ____

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Partners

Address: 200 Greenwich Avenue
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vincent Padula
Title: Client Service Representative
Phone: 212-713-9179


Signature, Place, and Date of Signing:

   Vincent Padula                  New York, NY                  11/15/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                    [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


     ITEM 1                  ITEM 2    ITEM 3          ITEM 4       ITEM 5       ITEM 6             ITEM 7           ITEM 8
------------------          --------  --------    ---------------  ----------  INVEST. DISC.       --------  -----------------------
                                                                   SHARES OR               SHARED               VOTING AUTHORITY
                              TITLE    CUSIP         FAIR MKT      PRINCIPAL  SOLE  SHARED OTHER    OTHER      SOLE    SHARED NONE
  NAME OF ISSUER            OF CLASS   NUMBER         VALUE          AMOUNT    (A)    (B)   (C)    MANAGERS    (A)      (B)   (C)
------------------          --------  --------    ---------------  ---------- ----  -----  ------  --------  -------   ------ ----

***CHUGAI PHARMACEUTICAL C  FSTK        6196408   $  3,642,548.00      169400 N      X                ORAC      169400   0      0
1997 ANTIGENICS LLC         OTC EQ     37032950   $    155,000.00      100000 N      X                ORAC      100000   0      0
ACCESS PHARMACEUTICALS INC  OTC EQ    00431M308   $  1,651,566.51   1,668,249 N      X                ORAC   1,668,249   0      0
ACURA PHARM INC             OTC EQ    00509L109   $  4,068,869.00     6259799 N      X                ORAC     6259799   0      0
AETNA INC                   COMMON    00817Y108   $  9,666,020.00      244400 N      X                ORAC      244400   0      0
ADVANCED MEDICAL OPTICS IN  COMMON    00763M108   $  1,610,674.00       40725 N      X                ORAC       40725   0      0
APRIA HEALTHCARE GROUP INC  COMMON     37933108   $  2,029,272.00      102800 N      X                ORAC      102800   0      0
BIOGEN IDEC INC             COMMON    09062X103   $  2,172,431.00       48622 N      X                ORAC       48622   0      0
BOSTON SCIENTIFIC CORP      COMMON    101137107   $  6,778,257.00      458300 N      X                ORAC      458300   0      0
BRISTOL MYERS SQUIBB        COMMON    110122108   $ 11,226,460.00      450500 N      X                ORAC      450500   0      0
CEPHOLON                    OTC EQ    156708109   $ 14,171,625.00      229500 N      X                ORAC      229500   0      0
CRUCELL NV                  OTC EQ    228769105   $  2,789,955.00      117225 N      X                ORAC      117225   0      0
CUBIST PHARMACEUTICALS INC  OTC EQ    229678107   $ 13,543,955.00      622997 N      X                ORAC      622997   0      0
CURAGEN CORP                OTC EQ    23126R101   $  2,445,730.00      710968 N      X                ORAC      710968   0      0
DRUGSTORE.COM INC           OTC EQ    262241102   $  2,676,099.00      775681 N      X                ORAC      775681   0      0
ECLIPSE CORP                OTC EQ    278856109   $  9,449,137.00      527590 N      X                ORAC      527590   0      0
ELAN CORP PLC-ADR           COMMON    284131208   $105,600,471.60     6769261 N      X                ORAC     6769261   0      0
ELI LILLY AND COMPANY       COMMON    532457108   $ 15,162,000.00      266000 N      X                ORAC      266000   0      0
EMDEON CORPORATION          OTC EQ    290849108   $ 93,210,979.37     7959947 N      X                ORAC     7959947   0      0
GILEAD SCIENCES INC         OTC EQ    375558103   $ 24,320,029.00      353643 N      X                ORAC      353643   0      0
GTX INC DEL                 OTC EQ    40052B108   $ 22,389,444.00     2423100 N      X                ORAC     2423100   0      0
ICOS CORP                   OTC EQ    449295104   $ 28,249,186.00     1127262 N      X                ORAC     1127262   0      0
IMCLONE SYSTEMS INC         OTC EQ    45245W109   $    236,188.80        8340 N      X                ORAC        8340   0      0
INVITROGEN CORP             OTC EQ    46185R100   $ 12,420,116.70      195870 N      X                ORAC      195870   0      0
LINCARE HOLDINGS INC        OTC EQ    532791100   $  1,213,890.00       35043 N      X                ORAC       35043   0      0
ISHARES NASDAQ
  BIOTECHNOLOGY INDEX       OTC EQ    464287556   $ 47,197,066.00      639700 N      X                ORAC      639700   0      0
MANNKIND CORP               OTC EQ    56400P201   $ 16,850,036.10      920767 N      X                ORAC      920767   0      0
MEDIMMUNE INC               OTC EQ    584699102   $ 35,085,949.00     1198700 N      X                ORAC     1198700   0      0
MEDIWARE INFORMATION SYSTE  OTC EQ    584946107   $  7,786,578.00      989400 N      X                ORAC      989400   0      0
MEDTRONIC INC               COMMON    585055106   $ 18,692,100.00      402500 N      X                ORAC      402500   0      0
MERGE TECHNOLOGIES INC      OTC EQ    589981109   $  8,987,626.08     1306341 N      X                ORAC     1306341   0      0
NOVARTIS AG-SPONSORED ADR   COMMON    66987V109   $ 12,973,680.00      222000 N      X                ORAC      222000   0      0
ONYX PHARMACEUTICALS INC    OTC EQ    683399109   $    921,557.00       53300 N      X                ORAC       53300   0      0
OSI PHARMACUTICALS INC      OTC EQ    671040103   $ 48,000,870.00     1279000 N      X                ORAC     1279000   0      0
PENWEST PHARMACEUTICALS CO  OTC EQ    709754105   $  5,971,006.35      358619 N      X                ORAC      358619   0      0
QUIDEL CORP                 OTC EQ    74838J101   $ 43,724,825.08     3096659 N      X                ORAC     3096659   0      0
SEPRACOR INC                OTC EQ    817315104   $  4,844,000.00      100000 N      X                ORAC      100000   0      0
SONUS PHARMACEUTICALS INC   OTC EQ    835692104   $  1,361,507.00      290300 N      X                ORAC      290300   0      0
ST JUDE MEDICAL INC         COMMON    790849103   $ 20,046,484.50      568050 N      X                ORAC      568050   0      0
SYNTONIX PHARMAC INC CS     OTC EQ    871621975   $     75,000.00       50000 N      X                ORAC       50000   0      0
THORATEC LABORATORIES CORP  OTC EQ    885175307   $  1,729,588.00      110800 N      X                ORAC      110800   0      0
UNICORN FINCL SVC SER A PF  OTC EQ    904677994   $ 15,263,786.00       25001 N      X                ORAC       25001   0      0
UNITEDHEALTH GROUP INC      COMMON    91324P102   $    221,400.00        4500 N      X                ORAC        4500   0      0
VCA ANTECH INC              OTC EQ    918194101   $ 17,878,548.00      495800 N      X                ORAC      495800   0      0
VENTANA MEDICAL SYSTEM INC  OTC EQ    92276H106   $ 92,839,049.85     2273795 N      X                ORAC     2273795   0      0
VERTEX PHARMACEUTICALS INC  OTC EQ    92532F100   $ 16,612,399.30      493682 N      X                ORAC      493682   0      0
WATERS CORP                 COMMON    941848103   $ 13,054,224.00      288300 N      X                ORAC      288300   0      0
WEBMD HEALTH CORP           OTC EQ    94770V102   $  8,844,301.34      257551 N      X                ORAC      257551   0      0
WELLPOINT INC               COMMON    94973V107   $ 10,201,420.00      132400 N      X                ORAC      132400   0      0
WYETH                       COMMON    983024100   $107,145,300.00     2107500 N      X                ORAC     2107500   0      0
